UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

November 30, 2016

MFS® INSTITUTIONAL MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Certificates of Deposit - 6.6%
Major Banks - 4.7%
Bank of Montreal/Chicago Branch, 0.5%, due 12/07/2016	$21,500,000	$21,499,887
Bank of Montreal/Chicago Branch, 0.49%, due 12/08/2016	40,000,000	39,999,625
Bank of Montreal/Chicago Branch, 0.84%, due 12/08/2016	50,000,000	50,003,411
Bank of Montreal/Chicago Branch, 0.52%, due 12/12/2016	50,000,000	49,999,431
Bank of Montreal/Chicago Branch, 1%, due 1/11/2017	25,000,000	25,008,319
Toronto-Dominion Holdings (USA), Inc., 0.62%, due 1/20/2017	75,000,000	74,999,445

		$261,510,118
Other Banks & Diversified Financials - 1.9%
Mizuho Corporate Bank (USA)/New York Branch, 0.48%, due 12/15/2016	$102,530,000	$102,533,200
Total Certificates of Deposit		$364,043,318

Commercial Paper (y) - 61.3%
Automotive - 7.5%
American Honda Finance Corp., 0.44%, due 12/07/2016	$65,240,000	$65,235,426
American Honda Finance Corp., 0.45%, due 12/09/2016	67,290,000	67,283,776
American Honda Finance Corp., 0.681%, due 1/25/2017	20,000,000	19,984,320
American Honda Finance Corp., 0.661%, due 1/26/2017	20,000,000	19,983,913
American Honda Finance Corp., 0.681%, due 1/27/2017	20,000,000	19,983,502
Toyota Motor Credit Corp., 0.37%, due 12/06/2016	93,176,000	93,171,124
Toyota Motor Credit Corp., 0.54%, due 1/10/2017	50,000,000	49,973,293
Toyota Motor Credit Corp., 0.601%, due 1/13/2017	27,500,000	27,483,699
Toyota Motor Credit Corp., 0.611%, due 1/24/2017	46,480,000	46,439,524

		$409,538,577
Chemicals - 1.5%
3M Co., 0.45%, due 12/01/2016 (t)	$25,000,000	$24,999,740
3M Co., 0.4%, due 12/20/2016 (t)	57,855,000	57,841,276

		$82,841,016
Computer Software - 3.4%
Microsoft Corp., 0.4%, due 12/06/2016 (t)	$83,260,000	$83,255,074
Microsoft Corp., 0.601%, due 1/18/2017 (t)	25,000,000	24,983,803
Microsoft Corp., 0.641%, due 2/02/2017 (t)	28,537,000	28,509,757
Microsoft Corp., 0.711%, due 2/07/2017 (t)	50,000,000	49,946,429

		$186,695,063
Computer Software - Systems - 5.9%
Apple, Inc., 0.541%, due 1/09/2017 (t)	$50,000,000	$49,972,222
Apple, Inc., 0.51%, due 1/11/2017 (t)	20,500,000	20,487,898
Apple, Inc., 0.601%, due 2/01/2017 (t)	133,890,000	133,756,679
International Business Machines Corp., 0.581%, due 12/22/2016 (t)	119,995,000	119,966,254

		$324,183,053
Conglomerates - 6.6%
Emerson Electric Co., 0.45%, due 12/02/2016 (t)	$23,500,000	$23,499,563
Emerson Electric Co., 0.415%, due 12/05/2016 (t)	73,000,000	72,996,451
Emerson Electric Co., 0.428%, due 12/06/2016 (t)	44,915,000	44,912,342
Emerson Electric Co., 0.44%, due 12/08/2016 (t)	6,138,000	6,137,502
Siemens Capital Corp., 0.378%, due 12/05/2016 (t)	148,025,000	148,017,085
Siemens Capital Corp., 0.51%, due 12/21/2016 (t)	67,470,000	67,453,077

		$363,016,020

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Commercial Paper (y) - continued
Consumer Products - 2.0%
Colgate-Palmolive Co., 0.35%, due 12/01/2016 (t)	$60,000,000	$59,999,500
Procter & Gamble Co., 0.5%, due 1/10/2017 (t)	50,000,000	49,975,799

		$109,975,299
Electrical Equipment - 1.2%
General Electric Co., 0.38%, due 12/01/2016	$65,580,000	$65,579,309

Energy - Integrated - 7.0%
Chevron Corp., 0.45%, due 12/09/2016 (t)	$25,000,000	$24,997,519
Chevron Corp., 0.48%, due 1/11/2017 (t)	30,000,000	29,980,295
Chevron Corp., 0.701%, due 1/17/2017 (t)	10,000,000	9,992,227
Chevron Corp., 0.571%, due 1/23/2017 (t)	25,000,000	24,977,425
Chevron Corp., 0.541%, due 1/24/2017 (t)	80,000,000	79,926,055
Exxon Mobil Corp., 0.49%, due 12/12/2016	65,000,000	64,990,986
Exxon Mobil Corp., 0.49%, due 12/13/2016	50,000,000	49,992,381
Exxon Mobil Corp., 0.47%, due 12/14/2016	21,979,000	21,975,342
Exxon Mobil Corp., 0.51%, due 1/04/2017	57,296,000	57,265,864
Exxon Mobil Corp., 0.52%, due 1/13/2017	20,970,000	20,955,391

		$385,053,485
Financial Institutions - 1.6%
GE Capital Treasury Services U.S. LLC, 0.47%, due 12/16/2016	$32,208,000	$32,202,374
GE Capital Treasury Services U.S. LLC, 0.581%, due 1/25/2017	56,140,000	56,095,288

		$88,297,662
Food & Beverages - 7.1%
Coca-Cola Co., 0.661%, due 1/05/2017 (t)	$67,300,000	$67,271,869
Coca-Cola Co., 0.601%, due 1/19/2017 (t)	9,350,000	9,344,156
Coca-Cola Co., 0.661%, due 1/25/2017 (t)	23,880,000	23,862,393
Coca-Cola Co., 0.641%, due 1/26/2017 (t)	55,590,000	55,547,928
Coca-Cola Co., 0.641%, due 1/27/2017 (t)	26,096,000	26,075,735
Coca-Cola Co., 0.691%, due 2/15/2017 (t)	14,000,000	13,983,111
Nestle Capital Corp., 0.46%, due 12/05/2016 (t)	50,000,000	49,997,361
PepsiCo, Inc., 0.4%, due 12/08/2016 (t)	13,592,000	13,590,898
PepsiCo, Inc., 0.39%, due 12/09/2016 (t)	87,000,000	86,991,953
PepsiCo, Inc., 0.39%, due 12/14/2016 (t)	25,000,000	24,996,160
PepsiCo, Inc., 0.4%, due 12/16/2016 (t)	15,000,000	14,997,313

		$386,658,877
Major Banks - 4.3%
ANZ National (International) Ltd., 0.883%, due 2/22/2017 (t)	$65,550,000	$65,425,499
ANZ National (International) Ltd., 0.883%, due 2/24/2017 (t)	58,168,000	58,052,805
Toronto Dominion Holdings (USA), Inc., 0.661%, due 1/17/2017 (t)	33,460,000	33,436,087
Toronto Dominion Holdings (USA), Inc., 0.621%, due 1/20/2017 (t)	81,050,000	80,986,619

		$237,901,010
Other Banks & Diversified Financials - 3.9%
National Bank of Canada, 0.56%, due 1/03/2017 (t)	$75,800,000	$75,763,848
National Bank of Canada, 0.56%, due 1/09/2017	75,000,000	74,957,250
National Bank of Canada, 0.56%, due 1/17/2017 (t)	62,375,000	62,330,422

		$213,051,520
Pharmaceuticals - 7.3%
Johnson & Johnson, 0.37%, due 12/12/2016 (t)	$80,000,000	$79,990,534
Johnson & Johnson, 0.41%, due 12/15/2016 (t)	75,000,000	74,988,437

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Commercial Paper (y) - continued
Pharmaceuticals - continued
Johnson & Johnson, 0.41%, due 12/16/2016 (t)	$60,500,000	$60,489,970
Novartis Finance Corp., 0.45%, due 12/05/2016 (t)	25,000,000	24,998,663
Novartis Finance Corp., 0.418%, due 12/06/2016 (t)	65,000,000	64,995,808
Novartis Finance Corp., 0.42%, due 12/07/2016 (t)	50,000,000	49,996,209
Novartis Finance Corp., 0.42%, due 12/12/2016 (t)	29,676,000	29,672,023
Novartis Finance Corp., 0.55%, due 1/03/2017 (t)	17,860,000	17,851,988

		$402,983,632
Retailers - 2.0%
Wal-Mart Stores, Inc., 0.39%, due 12/02/2016 (t)	$95,260,000	$95,258,386
Wal-Mart Stores, Inc., 0.38%, due 12/14/2016 (t)	14,332,000	14,329,966

		$109,588,352
Total Commercial Paper		$3,365,362,875

U.S. Government Agencies and Equivalents (y) - 29.8%
Fannie Mae, 0.41%, due 1/11/2017	$59,114,000	$59,090,437
Federal Farm Credit Bank, 0.28%, due 12/15/2016	948,000	947,930
Federal Home Loan Bank, 0.26%, due 12/02/2016	31,670,000	31,669,833
Federal Home Loan Bank, 0.38%, due 1/04/2017	83,538,000	83,510,386
Federal Home Loan Bank, 0.385%, due 1/06/2017	143,739,000	143,688,691
Federal Home Loan Bank, 0.4%, due 1/11/2017	50,000,000	49,980,070
Federal Home Loan Bank, 0.32%, due 1/13/2017	2,850,000	2,848,809
Federal Home Loan Bank, 0.447%, due 1/18/2017	96,979,000	96,933,743
Federal Home Loan Bank, 0.45%, due 1/20/2017	81,000,000	80,960,625
Federal Home Loan Bank, 0.355%, due 1/25/2017	25,382,000	25,368,428
U.S. Treasury Bill, 0.303%, due 12/08/2016	150,009,000	150,005,383
U.S. Treasury Bill, 0.345%, due 12/15/2016	105,393,000	105,387,610
U.S. Treasury Bill, 0.285%, due 12/22/2016	50,000,000	49,992,956
U.S. Treasury Bill, 0.32%, due 1/05/2017	168,039,000	167,987,864
U.S. Treasury Bill, 0.348%, due 1/12/2017	146,933,000	146,880,031
U.S. Treasury Bill, 0.37%, due 1/19/2017	50,000,000	49,977,270
U.S. Treasury Bill, 0.357%, due 1/26/2017	18,345,000	18,334,570
U.S. Treasury Bill, 0.45%, due 2/02/2017	132,534,000	132,436,896
U.S. Treasury Bill, 0.35%, due 2/09/2017	77,800,000	77,734,686
U.S. Treasury Bill, 0.36%, due 2/16/2017	60,133,000	60,075,829
U.S. Treasury Bill, 0.431%, due 2/23/2017	50,000,000	49,946,878
U.S. Treasury Bill, 0.431%, due 3/02/2017	50,000,000	49,939,313
Total U.S. Government Agencies and Equivalents		$1,633,698,238

Repurchase Agreements - 2.3%
Goldman Sachs Repurchase Agreement, 0.27%, dated 11/30/16, due 12/01/16, total to be received $100,000,740 (secured by U.S. Treasury obligations valued at $102,000,000 in an individually traded account), at Cost and Value	$100,000,000	$100,000,000
JPMorgan Chase & Co. Repurchase Agreement, 0.26%, dated 11/30/16, due 12/01/16, total to be received $25,000,178 (secured by U.S. Treasury obligations valued at $25,504,624 in an individually traded account), at Cost and Value	25,000,000	25,000,000
Total Repurchase Agreements		$125,000,000
Total Investments		$5,488,104,431

Other Assets, Less Liabilities - (0.0)%		(1,928,892)
Net Assets - 100.0%		$5,486,175,539

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $5,487,921,180.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

11/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments. These investments are generally valued at fair value based on information from third-party pricing services.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$5,488,104,431	$—	$5,488,104,431

For further information regarding security characteristics, see the Portfolio of Investments.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: January 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: January 13, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 13, 2017

*	Print name and title of each signing officer under his or her signature.